Document and Entity Information (USD $)	12 Months Ended
	May 31, 2012	Aug. 23, 2012
Document and Entity Information
Entity Registrant Name	Redtone Asia Inc
Document Type	10-K
Document Period End Date	May 31, 2012
Amendment Flag	true
Entity Central Index Key	0001341319
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	282,315,325
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float		$ 9,392,481
Amendment Description	This Amendment No. 1 on Form 10-K/A amends the registrant’s Annual Report on Form 10-K for the fiscal year ended May 31, 2012 as filed with the Securities and Exchange Commission by the registrant on August 29, 2012, and is filed to include the Independent Auditors Report inadvertently left off due to a clerical error. Additionally this Amendment updates the shareholder information under Item 5 and reclassifies deferred tax income and current tax expense. No other items are being amended except as described in this Explanatory Note and this Amendment does not reflect any events occurring after the filing of the original Annual Report on Form 10-K for the fiscal year ended May 31, 2012.